Scharf Multi-Asset Opportunity Fund
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 68.0%	Shares	Value
Aerospace & Defense - 1.8%
Lockheed Martin Corp.	1,779	$864,487

Automobile Components - 1.2%
Gentex Corp.	19,774	568,107

Beverages - 1.4%
Heineken N.V.	9,501	676,119

Capital Markets - 6.5%
Brookfield Corp.	37,774	2,170,117
CME Group, Inc.	4,275	992,783
		3,162,900

Chemicals - 3.0%
Air Products and Chemicals, Inc.	4,964	1,439,759

Commercial Services & Supplies - 0.3%
MillerKnoll, Inc.	7,217	163,032

Electric Utilities - 0.7%
Portland General Electric Co.	7,969	347,608

Entertainment - 1.3%
Walt Disney Co.	5,468	608,862

Financial Services - 11.8%
Berkshire Hathaway, Inc. - Class B (a)	4,106	1,861,167
Fiserv, Inc. (a)	11,602	2,383,283
Visa, Inc. - Class A	4,699	1,485,072
		5,729,522

GICS~Energy Equipment & Services - 1.2%
Schlumberger, Ltd.	15,540	595,804

Ground Transportation - 4.5%
U-Haul Holding Co.	16,642	1,065,920
Union Pacific Corp.	4,999	1,139,972
		2,205,892

Health Care Equipment & Supplies - 1.5%
Smith & Nephew PLC	56,870	705,829

Health Care Providers & Services - 9.1%
Centene Corp. (a)	20,914	1,266,970
CVS Health Corp.	24,406	1,095,585
McKesson Corp.	3,596	2,049,397
		4,411,952

Hotels, Restaurants & Leisure - 3.7%
Booking Holdings, Inc.	175	869,474
Compass Group PLC	28,572	952,173
		1,821,647

Insurance - 4.9%
Aon PLC - Class A	2,338	839,716
Markel Group, Inc. (a)	891	1,538,071
		2,377,787

Machinery - 1.4%
Donaldson Co., Inc.	10,368	698,285

Media - 2.1%
Comcast Corp. - Class A	26,967	1,012,072

Oil, Gas & Consumable Fuels - 2.9%
Occidental Petroleum Corp.	28,720	1,419,055

Personal Care Products - 0.0%(b)
Kenvue, Inc.	1	21

Pharmaceuticals - 2.2%
Novartis AG - ADR	11,111	1,081,211

Software - 6.5%
Microsoft Corp.	3,949	1,664,503
Oracle Corp.	9,070	1,511,425
		3,175,928
TOTAL COMMON STOCKS (Cost $22,469,632)		33,065,879

CORPORATE BONDS - 5.6%	Par
Beverages - 0.3%
Coca-Cola Consolidated, Inc., 3.80%, 11/25/2025	$150,000	148,934

Beverages-Non-alcoholic - 0.3%
Coca-Cola Refreshments USA LLC, 6.75%, 09/15/2028	125,000	132,132

Broadline Retail - 0.3%
Amazon.com, Inc., 5.20%, 12/03/2025	150,000	150,848

Capital Markets - 0.7%
Charles Schwab Corp., 5.38% to 06/01/2025 then 5 yr. CMT Rate + 4.97%, Perpetual	350,000	348,688

Cosmetics & Toiletries - 0.3%
Conopco, Inc., 7.25%, 12/15/2026	150,000	158,099

Diversified Banking Instruments - 1.8%
Goldman Sachs Group, Inc., 5.53% (3 mo. Term SOFR + 1.03%), Perpetual	1,001,000	848,424

Finance-Investment Banking-Brokerages - 0.2%
JPMorgan Chase Financial Co. LLC, 5.00%, 09/16/2027	100,000	98,501

IT Services - 0.3%
International Business Machines Corp., 7.00%, 10/30/2025	150,000	152,981

Retail-Petroleum Prod - 1.1%
Murphy Oil USA, Inc., 5.63%, 05/01/2027	557,000	554,750

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc., 0.70%, 02/08/2026	145,000	139,390
TOTAL CORPORATE BONDS (Cost $2,649,226)		2,732,747

MUNICIPAL BONDS - 5.6%
California Health Facilities Financing Authority, Revenue Bonds, Persons with Developmental Disabilities, 7.88%, 02/01/2026	65,000	65,177
California Infrastructure & Economic Development Bank, 3.25%, 07/01/2026 (Obligor: Scripps Research Inst)	130,000	127,806
City of New York, General Obligation, Build America Bonds, 5.42%, 03/01/2025	35,000	34,996
City of Pasadena CA, Series B, 4.63%, 05/01/2038	100,000	100,029
City of San Jose CA, 2.60%, 09/01/2027	175,000	167,124
City of Seattle WA Drainage & Wastewater Revenue, 5.55%, 11/01/2039	150,000	149,438
Lake of Elsinore California Improvement Bond Act 1915, 1.15%, 09/02/2025	150,000	146,621
Los Angeles Unified School District/CA, 5.72%, 05/01/2027	230,000	235,611
San Francisco City & County Airport Comm-San Francisco International Airport, 2.29%, 05/01/2028	180,000	167,094
San Jose Redevelopment Agency Successor Agency, 3.18%, 08/01/2026	250,000	244,861
State of California
3.38%, 04/01/2025	100,000	99,760
2.65%, 04/01/2026	200,000	196,242
2.38%, 10/01/2026	145,000	140,308
6.00%, 03/01/2030	200,000	211,658
7.50%, 04/01/2034	150,000	171,303
5.13%, 03/01/2038	150,000	147,001
State of California, Build America Bonds, 4.99%, 04/01/2039	15,000	14,029
State of Georgia, School Construction Bonds, 4.35%, 02/01/2029	15,000	14,889
State of Oregon, 5.05%, 08/01/2043	300,000	289,927
TOTAL MUNICIPAL BONDS (Cost $2,754,379)		2,723,874

PREFERRED STOCKS - 5.4%	Shares
Closed-end Funds - 0.7%
GDL Fund Series C, 4.00%, 03/26/2025 (c)	6,900	343,759

Independent Power and Renewable Electricity Producers - 3.0%
Tennessee Valley Authority	–	$–
Series A, 2.22% (30 yr. CMT Rate + 0.84%), 05/01/2029	33,100	738,130
Series D, 2.13% (30 yr. CMT Rate + 0.94%), 06/01/2028	32,700	736,731
		1,474,861

Technology Hardware, Storage & Peripherals - 1.7%
Samsung Electronics Co. Ltd. 0.00%,	26,643	799,932
TOTAL PREFERRED STOCKS (Cost $2,382,554)		2,618,552

EXCHANGE TRADED FUNDS - 5.0%
iShares Silver Trust (a)	35,295	929,317
SPDR Gold Shares (a)	6,143	1,487,405
TOTAL EXCHANGE TRADED FUNDS (Cost $1,344,878)		2,416,722

U.S. TREASURY SECURITIES - 4.2%	Par
United States Treasury Inflation Indexed Bonds, 1.75%, 01/15/2034	$533,993	512,213
United States Treasury Note/Bond
5.00%, 10/31/2025	960,000	965,613
4.63%, 06/30/2026	540,000	542,953
TOTAL U.S. TREASURY SECURITIES (Cost $2,022,135)		2,020,779

REAL ESTATE INVESTMENT TRUSTS - 0.0%(b)	Shares
Office REITs - 0.0%(b)
Orion Office REIT, Inc.	1	3
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $18)		3

SHORT-TERM INVESTMENTS - 6.2%
Money Market Funds - 2.2%
First American Treasury Obligations Fund - Class Z, 4.36% (d)	1,082,015	1,082,015

U.S. Treasury Bills - 4.0%	Par
5.00%, 01/23/2025 (e)	$1,300,000	1,296,787
4.35%, 03/20/2025 (e)	630,000	624,379
		1,921,166
TOTAL SHORT-TERM INVESTMENTS (Cost $3,002,337)		3,003,181

TOTAL INVESTMENTS - 100.0% (Cost $36,625,159)		48,581,737
Other Assets in Excess of Liabilities - 0.0% (b)		16,476
TOTAL NET ASSETS - 100.0%		$48,598,213
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
CMT - Constant Maturity Treasury
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of December 31, 2024.

(d)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(e)	The rate shown is the annualized effective yield as of December 31, 2024.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Scharf Multi-Asset Opportunity Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$33,065,879	$–	$–	$33,065,879
Corporate Bonds	–	2,732,747	–	2,732,747
Municipal Bonds	–	2,723,874	–	2,723,874
Preferred Stocks	2,618,552	–	–	2,618,552
Exchange Traded Funds	2,416,722	–	–	2,416,722
U.S. Treasury Securities	–	2,020,779	–	2,020,779
Real Estate Investment Trusts	3	–	–	3
Money Market Funds	1,082,015	–	–	1,082,015
U.S. Treasury Bills	–	1,921,166	–	1,921,166
Total Investments	$39,183,171	$9,398,566	$–	$48,581,737

Refer to the Schedule of Investments for further disaggregation of investment categories.